Jun. 27, 2016
WBI Tactical LCV Shares
WBI Tactical LCV Shares
WBI Tactical SMG Shares (WBIA)	WBI Tactical LCV Shares (WBIF)
WBI Tactical SMV Shares (WBIB)	WBI Tactical LCY Shares (WBIG)
WBI Tactical SMY Shares (WBIC)	WBI Tactical LCS Shares (WBIL)
WBI Tactical SMS Shares (WBID)	WBI Tactical Income Shares (WBII)
WBI Tactical LCG Shares (WBIE)	WBI Tactical High Income Shares (WBIH)

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 27, 2016
to the Prospectus  and Statement of Additional Information (“SAI”)
dated October 31, 2015, as supplemented

Effective immediately, each Fund’s “Principal Investment Strategies” are revised to reflect that the types of equity securities in which each Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges).

The following paragraph is added to the “Summary Information” section of the Prospectus under “Principal Risks” with respect to each Fund:

Real Estate Investment Trust (REIT) Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  In addition, REITs have their own expenses, and therefore Fund shareholders will indirectly bear a proportionate share of the expenses of REITs in which the Fund invests.

Please retain this Supplement with your Prospectus and SAI.